Acquisitions (2011 Acquisitions) (Detail)	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended								12 Months Ended	1 Months Ended
	Dec. 31, 2012 Oglethorpe [Member]	Jan. 14, 2011 Oglethorpe [Member] St. Simons Island, GA [Member] Facility	Jan. 14, 2011 Oglethorpe [Member] Brunswick, GA [Member] Facility	Dec. 31, 2012 First Choice [Member]	Apr. 29, 2011 First Choice [Member] Dallas Office [Member] Facility	Jul. 01, 2011 First Choice [Member] Newnan [Member] Facility	Apr. 29, 2011 First Choice [Member] Newnan [Member] Facility	Apr. 29, 2011 First Choice [Member] Senoia, GA [Member] Facility	Apr. 29, 2011 First Choice [Member] Sharpsburg, GA [Member] Facility	Apr. 29, 2011 First Choice [Member] Douglasville, GA [Member] Facility	Oct. 26, 2011 First Choice [Member] Carrollton [Member] Facility	Apr. 29, 2011 First Choice [Member] Carrollton [Member] Facility	Dec. 31, 2012 Park Avenue [Member]	Apr. 29, 2011 Park Avenue [Member] Valdosta [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Bainbridge [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Cairo, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Lake Park, GA [Member] Facility	Oct. 21, 2011 Park Avenue [Member] Stockbridge [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Stockbridge [Member] Facility	Apr. 29, 2011 Park Avenue [Member] McDonough, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Oakwood, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Athens, GA [Member] Facility	Apr. 29, 2011 Park Avenue [Member] Ocala, FL [Member] Facility
Business Acquisition [Line Items]
Purchase and assumption agreement, date	Jan. 14, 2011			Apr. 29, 2011									Apr. 29, 2011
Number of operating branches acquired		1	1		1		2	1	1	1		1		3	2	1	1		1	1	1	1	1
Number of operating branches acquired and subsequently discontinued						1					1							1